Debt securities issued (Tables)	12 Months Ended
Dec. 31, 2021
Debt Instruments Issued [Abstract]
Table of Debt Securities Issued

					Carrying amount as of
Detail	Issuance date	Nominal Value	Maturity date	Annual Nominal Rate (*)	December 31, 2021	December 31, 2020
Class 5 - 8 - 9 - Volkswagen Financial Services	27/02/2019	1,086,556	03/30/2023	UVA + 9.24% (class 5 ) / UVA (class 8 ) / fixed rate (class 9 )	299,999	1,699,084
				Total Principal	299,999	1,699,084
				Interest accrued	202,976	65,094

				Total principal and interest accrued	502,975	1,764,178

(*) Definitions:
UVA: It is a unit of measure that is updated daily according to CER, based on the consumer price index.